CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Contributed Equity [Member]	Share-Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2015	$ 16,906	$ 29,139	$ 888	$ (2,481)	$ (10,640)
Changes in equity [Abstract]
Net loss for the year	(4,481)	0	0	0	(4,481)
Exchange differences on translation of foreign operations	(59)	0	0	(59)	0
Total comprehensive loss for the year, net of tax	(4,540)	0	0	(59)	(4,481)
Share placements	3,711	3,711	0	0	0
Share issue costs	(261)	(261)	0	0	0
Conversion of employee rights	0	244	(244)	0	0
Share based payments expense	507	0	507	0	0
Balance at Jun. 30, 2016	16,323	32,833	1,151	(2,540)	(15,121)
Changes in equity [Abstract]
Net loss for the year	(5,955)	0	0	0	(5,955)
Exchange differences on translation of foreign operations	187	0	0	187	0
Total comprehensive loss for the year, net of tax	(5,768)	0	0	187	(5,955)
Share placements	50,664	50,664	0	0	0
Share issue costs	(2,941)	(2,941)	0	0	0
Exercise of employee options and placement options	369	638	(269)	0	0
Grant of lender options	1,254	0	1,254	0	0
Share based payments expense	674	0	674	0	0
Balance at Jun. 30, 2017	60,575	81,194	2,810	(2,353)	(21,076)
Changes in equity [Abstract]
Net loss for the year	(7,115)	0	0	0	(7,115)
Exchange differences on translation of foreign operations	0	0	0	0	0
Total comprehensive loss for the year, net of tax	(7,115)	0	0	0	(7,115)
Share placements	22,678	22,678	0	0	0
Share issue costs	(1,466)	(1,714)	248	0	0
Exercise of employee options and placement options	120	120	0	0	0
Share based payments expense	2,298	0	2,298	0	0
Balance at Jun. 30, 2018	$ 77,090	$ 102,278	$ 5,356	$ (2,353)	$ (28,191)